Policyholder liabilities and unallocated surplus - Analysis of movements, Asia (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	£ 285,168
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944
Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	14,634
Surrenders	(7,929)
Maturities/deaths	(2,337)
Net flows	4,368
Shareholders' transfers post-tax	(38)
Investment-related items and other movements	22,980
Foreign exchange translation differences	1,076
Ending Balance	296,749
Policyholder liabilities on the consolidated statement of financial position	285,121
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944
Group's share of policyholder liabilities of joint ventures and associates	8,684
Shareholder-backed | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	10,983
Surrenders	(7,722)
Maturities/deaths	(1,787)
Net flows	1,474
Investment-related items and other movements	18,461
Foreign exchange translation differences	740
Ending Balance	246,872
Policyholder liabilities on the consolidated statement of financial position	238,188
Group's share of policyholder liabilities of joint ventures and associates	8,684
Asia insurance operations | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	82,763	£ 73,839
Policyholder liabilities on the consolidated statement of financial position	72,107	62,898
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	3,474
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
New business	2,281	1,737
In-force	5,293	4,510
Premiums	7,574	6,247
Surrenders	(1,531)	(1,547)
Maturities/deaths	(989)	(838)
Net flows	5,054	3,862
Shareholders' transfers post-tax	(38)	(27)
Investment-related items and other movements	6,142	(1,349)
Foreign exchange translation differences	676	690
Ending Balance	94,597	77,015
Policyholder liabilities on the consolidated statement of financial position	82,969	65,640
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944	3,766
Group's share of policyholder liabilities of joint ventures and associates	8,684	7,609
Average policyholder liability balances	85,953	71,807
Asia insurance operations | Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	1,108	1,181
Asia insurance operations | Operating segments after deductions of intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	84,077	66,821
Asia insurance operations | With-profits | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	42,166	36,437
Policyholder liabilities on the consolidated statement of financial position	39,655	32,963
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	3,474
New business	594	432
In-force	3,057	2,549
Premiums	3,651	2,981
Surrenders	(207)	(164)
Maturities/deaths	(550)	(418)
Net flows	2,894	2,399
Shareholders' transfers post-tax	(38)	(27)
Investment-related items and other movements	4,519	(631)
Foreign exchange translation differences	336	689
Ending Balance	49,877	38,867
Policyholder liabilities on the consolidated statement of financial position	46,933	35,101
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944	3,766
Average policyholder liability balances	43,294	34,032
Asia insurance operations | With-profits | Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	1,108	1,181
Asia insurance operations | With-profits | Operating segments after deductions of intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	84,077	66,821
Asia insurance operations | Unit-linked | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	20,182	20,027
Policyholder liabilities on the consolidated statement of financial position	16,368	16,263
Group's share of policyholder liabilities of joint ventures and associates	3,814	3,764
New business	775	870
In-force	932	841
Premiums	1,707	1,711
Surrenders	(1,070)	(1,071)
Maturities/deaths	(69)	(93)
Net flows	568	547
Investment-related items and other movements	582	(652)
Foreign exchange translation differences	172	(142)
Ending Balance	21,504	19,780
Policyholder liabilities on the consolidated statement of financial position	17,594	16,094
Group's share of policyholder liabilities of joint ventures and associates	3,910	3,686
Average policyholder liability balances	20,843	19,903
Asia insurance operations | Other business | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	20,415	17,375
Policyholder liabilities on the consolidated statement of financial position	16,084	13,672
Group's share of policyholder liabilities of joint ventures and associates	4,331	3,703
New business	912	435
In-force	1,304	1,120
Premiums	2,216	1,555
Surrenders	(254)	(312)
Maturities/deaths	(370)	(327)
Net flows	1,592	916
Investment-related items and other movements	1,041	(66)
Foreign exchange translation differences	168	143
Ending Balance	23,216	18,368
Policyholder liabilities on the consolidated statement of financial position	18,442	14,445
Group's share of policyholder liabilities of joint ventures and associates	4,774	3,923
Average policyholder liability balances	21,816	£ 17,872
Asia insurance operations | Shareholder-backed | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	3,923
Surrenders	(1,324)
Maturities/deaths	(439)
Net flows	2,160
Investment-related items and other movements	1,623
Foreign exchange translation differences	340
Ending Balance	44,720
Policyholder liabilities on the consolidated statement of financial position	36,036
Group's share of policyholder liabilities of joint ventures and associates	£ 8,684
Percentage rate of surrender	3.30%	3.70%